Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 404,275	$ 93,906	$ 81,906	$ 53,349
Prepayments and other current assets	14,560	6,319
Total current assets	495,309	193,781
Non-current assets:
Intangible assets, net	20,097	11,958
Total assets	580,362	244,403
Current liabilities:
Accounts payable	40,204	39,820
Deferred revenue and income, current portion	28,294	29,352
Total current liabilities	102,551	105,385
Non-current liabilities:
Deferred revenue and income, non-current	7,294	9,190
Warrants liabilities		2,186
Due to related parties, non-current portion	4,137
Other long-term payable	807
Total liabilities	123,341	124,835
Commitments and contingencies
Shareholders' equity
Common shares	82	15
Treasury shares 9,073,732 shares as at December 31, 2013 and 30,274,602 shares as at December 31, 2014	7	2
Total Xunlei Limited's shareholders' equity	457,891	79,194	67,968	68,252
Total liabilities, mezzanine equity and shareholders' equity	580,362	244,403
Series C [Member] | Convertible non-redeemable preferred shares [Member]
Non-current liabilities:
Mezzanine equity		1	1	1
Series B [Member] | Convertible non-redeemable preferred shares [Member]
Non-current liabilities:
Mezzanine equity		8	8	8
Series A-1 Preferred Stock [Member] | Convertible non-redeemable preferred shares [Member]
Non-current liabilities:
Mezzanine equity		9	9	9
Series A [Member] | Convertible non-redeemable preferred shares [Member]
Non-current liabilities:
Mezzanine equity		7	7	7
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents	309,457	28,863	30,240	31,359
Due from subsidiaries and consolidated VIEs	67,397	25,859
Prepayments and other current assets	6,709	653
Total current assets	383,563	55,375
Non-current assets:
Intangible assets, net	394	1,017
Investments in subsidiaries and consolidated VIEs	82,360	67,009
Total assets	466,317	123,401
Current liabilities:
Accounts payable	101	807
Deferred revenue and income, current portion	211
Accrued liabilities and other payables	2,328	924
Total current liabilities	2,640	1,731
Non-current liabilities:
Deferred revenue and income, non-current	842
Warrants liabilities		2,186
Due to related parties, non-current portion	4,137
Other long-term payable	807
Total liabilities	8,426	3,917
Commitments and contingencies
Mezzanine equity		40,290
Shareholders' equity
Common shares	82	15
Treasury shares 9,073,732 shares as at December 31, 2013 and 30,274,602 shares as at December 31, 2014	7	2
Other shareholders' equity	457,802	79,152
Total Xunlei Limited's shareholders' equity	457,891	79,194
Total liabilities, mezzanine equity and shareholders' equity	466,317	123,401
Xunlei Limited [Member] | Series C [Member] | Convertible non-redeemable preferred shares [Member]
Shareholders' equity
Series A convertible non-redeemable preferred shares		1
Xunlei Limited [Member] | Series B [Member] | Convertible non-redeemable preferred shares [Member]
Shareholders' equity
Series A convertible non-redeemable preferred shares		8
Xunlei Limited [Member] | Series A-1 Preferred Stock [Member] | Convertible non-redeemable preferred shares [Member]
Shareholders' equity
Series A convertible non-redeemable preferred shares		9
Xunlei Limited [Member] | Series A [Member] | Convertible non-redeemable preferred shares [Member]
Shareholders' equity
Series A convertible non-redeemable preferred shares		$ 7